Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax
Schedule of unused tax losses carried forward

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2025	82,168	20,542
31 December 2024	79,740	19,935
31 December 2023	75,530	18,947